PIMCO Funds

Supplement dated January 21, 2020 to the Municipal Value Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the “Prospectus”)

Disclosure Regarding the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund (each, a “Fund” and together, the “Funds”)

Effective January 20, 2020, each of the Funds is jointly and primarily managed by Bill Gurtin, Michael Johnson, Jim Grandinetti and Myles Grenier. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Gurtin Municipal Bond Management serves as the Fund’s sub-adviser. The Fund is jointly and primarily managed by Bill Gurtin, Michael Johnson, Jim Grandinetti and Myles Grenier. Mr. Gurtin is the founder of Gurtin, a PIMCO company. Mr. Johnson is chief risk officer of Gurtin, a PIMCO company. Mr. Grandinetti is Head of the Portfolio Management department at Gurtin, a PIMCO company. Mr. Grenier is a senior associate at Gurtin, a PIMCO company. Messrs. Gurtin, Johnson, Grandinetti and Grenier have jointly and primarily managed the Fund since its inception in January 2019.

In addition, effective January 20, 2020, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Gurtin California
Municipal Intermediate
Value Fund

PIMCO Gurtin California
Municipal Opportunistic
Value Fund

PIMCO Gurtin National
Municipal Intermediate
Value Fund

PIMCO Gurtin National
Municipal Opportunistic
Value Fund

	Bill Gurtin	January 2019*

Founder, Gurtin, a PIMCO company. Mr. Gurtin has served in his roles at Gurtin since the firm’s founding in 2008, and serves as a member of the Investment Committee. Prior to founding Gurtin, Mr. Gurtin was Senior Vice President and Senior Portfolio Manager of Fixed Income Investments for The Gurtin Group at Morgan Stanley. Mr. Gurtin brings 31 years of fixed income management experience, including nine years at Morgan Stanley where he managed high grade fixed income portfolios exclusively for high net worth and ultra-high net worth individuals. Upon his departure from Morgan Stanley in January 2008 his team was responsible for overseeing $5.2 billion in discretionary fixed income portfolios. At Gurtin, as Chief Investment Officer, Mr. Gurtin is responsible for: 1) leading the internal development of our forecast for interest rates and the yield curve, 2) leading the selection of security structure in the Municipal and Government securities universe which offers the best risk/reward characteristics given the firm’s rate and yield curve forecasts, and 3) defining the firm’s investment philosophy. Mr. Gurtin is responsible for setting direction for the long-term strategy of Gurtin.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Gurtin California
Municipal Intermediate
Value Fund

PIMCO Gurtin California
Municipal Opportunistic
Value Fund

PIMCO Gurtin National
Municipal Intermediate
Value Fund

PIMCO Gurtin National
Municipal Opportunistic
Value Fund

	Michael Johnson	January 2019*

Chief Risk Officer, Gurtin, a PIMCO company. Mr. Johnson serves as a member of the Investment Committee. Prior to his current role, he served as Co-Chief Investment Officer from 2013 to 2015 and Head of Research since 2008. Prior to joining Gurtin , Mr. Johnson spent 3 years as Director and the head of the Municipal Credit Team at Merrill Lynch & Co. in New York, where he oversaw the team that managed and reported municipal credit risk, assigned and maintained internal ratings, approved derivative transactions, and negotiated municipal derivative contracts. During Mr. Johnson’s last year at Merrill Lynch, he was also the head of the Banking and Insurance Credit Teams, in addition to the Municipal Credit Team. Mr. Johnson began his financial services career as a credit analyst at Moody’s Investors Service 16 years ago. While at Moody’s, he spent 7 years as a member of several public finance groups, with the last three years spent as the Co-Manager of Moody’s Midwest Regional Office. At Gurtin, Mr. Johnson is responsible for: 1) setting the firm’s credit quality thresholds and determining the credit risk associated with each municipal sector, 2) overseeing maintenance of the integrity of the firm’s proprietary credit research database, and 3) defining the strategic forward vision of the Research and Portfolio Management departments.

PIMCO Gurtin California
Municipal Intermediate
Value Fund

PIMCO Gurtin California
Municipal Opportunistic
Value Fund

PIMCO Gurtin National
Municipal Intermediate
Value Fund

PIMCO Gurtin National
Municipal Opportunistic
Value Fund

	Myles Grenier	January 2019*

CFA Charterholder since 2012 and Senior Associate, Gurtin, a PIMCO company. Mr. Grenier serves as a member of the Investment Committee. Prior to joining Gurtin in 2014, Mr. Grenier spent 2+ years as a Senior Account Controller at State Street Bank before moving to Putnam Investments, where he worked as a Securities Data Analyst for 3 years. In 2013, Mr. Grenier joined the Performance Attribution team at Putnam. At Gurtin, Mr. Grenier is a member of the Portfolio Management group, responsible for trading and portfolio structure for various taxable and tax-exempt strategies.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Gurtin California
Municipal Intermediate
Value Fund

PIMCO Gurtin California
Municipal Opportunistic
Value Fund

PIMCO Gurtin National
Municipal Intermediate
Value Fund

PIMCO Gurtin National
Municipal Opportunistic
Value Fund

	Jim Grandinetti	January 2019*

Head of Portfolio Management, Gurtin, a PIMCO company. Mr. Grandinetti has served as the Head of Portfolio Management at Gurtin since 2013, and serves as a member of the Investment Committee. Prior to joining Gurtin in 2008, Mr. Grandinetti worked as a Fixed Income Trader for 9 years, most recently as a Vice President at Morgan Stanley at the firm’s New York City fixed income trading headquarters. Previously, Mr. Grandinetti was a trader at Royal Alliance for three years, and a trader with Hennion & Walsh. At Gurtin, Mr. Grandinetti is responsible for: 1) oversight of the portfolio managers and 2) managing tax-exempt fixed income portfolios and funds managed under the Municipal Opportunistic and Intermediate Value strategies.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated January 21, 2020 to the

Statement of Additional Information dated July 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Regarding the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund (each, a “Fund” and together, the “Funds”)

Effective January 20, 2020, each of the Funds is jointly and primarily managed by Bill Gurtin, Michael Johnson, Jim Grandinetti and Myles Grenier.

Accordingly, effective January 20, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective January 20, 2020, the following is added to the end of the paragraph immediately preceding the above table:

Effective January 20, 2020, each of the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund is jointly and primarily managed by Bill Gurtin, Michael Johnson, Jim Grandinetti and Myles Grenier.

In addition, effective January 20, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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